Goodwill - Summary of Goodwill Allocated to Segments (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 10,597	£ 10,562	£ 5,789
Pharmaceuticals [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	4,245	4,316
Vaccines [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,295	1,280
Consumer Healthcare [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 5,057	£ 4,966